Equity Method Investments - Yamal LNG Joint Venture - Additional Information (Detail) (USD $)	0 Months Ended
	Jul. 09, 2014 m t Vehicle	Dec. 31, 2014	Jul. 09, 2014 Vehicle	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Joint venture ownership percentage		100.00%
Number of trains	3		3
Expected capacity of trains	16,500,000
Maximum icebreaking capabilities in meters	2.1
Advances to equity accounted joint venture partner		$ 891,478,000		$ 671,789,000
Russia- based Novatek OAO [Member]
Schedule of Equity Method Investments [Line Items]
Partnership owns percentage in joint venture	60.00%
France-based Total S.A. [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	20.00%		20.00%
China-based China National Petroleum Corporation [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	20.00%		20.00%
Yamal LNG Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Joint venture ownership percentage	50.00%	50.00%	50.00%
Fully built-up cost	2,100,000,000
Advances to equity accounted joint venture partner		$ 95,300,000		$ 0
Yamal LNG Joint Venture [Member] | Newbuildings [Member]
Schedule of Equity Method Investments [Line Items]
Number of vessels	6
Volume of vessels	172,000